Restatement - Statement of consolidated operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Research and development expenses, net	€ (9,921)	€ (9,089)	€ (9,513)
General and administrative expenses	(4,021)	(6,593)	(4,348)
Operating loss	(13,942)	(15,682)	(13,861)
Financial expenses	(1,531)	(1,496)	(215)
Financial income	34	18	17
Change in fair value of derivative instruments	(10,080)	(1,867)
Net financial expense	(11,575)	(3,344)	(198)
Loss before taxes	(25,517)	(19,026)	(14,059)
Income taxes benefit		80	72
Net loss	(25,517)	(18,946)	(13,987)
Attributable to shareholders of Biophytis	€ (25,517)	€ (18,946)	€ (13,987)
Basic and diluted weighted average number of shares outstanding	59,974,486	16,882,661	13,374,426
Basic loss per share (/share)	€ (0.43)	€ (1.12)	€ (1.05)
Diluted loss per share (/share)	€ (0.43)	€ (1.12)	€ (1.05)
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Research and development expenses, net	€ (9,921)	€ (9,089)
General and administrative expenses	(4,021)	(6,593)
Operating loss	(13,942)	(15,682)
Financial expenses	(6,364)	(2,878)
Financial income	421	18
Change in fair value of derivative instruments	2,831	726
Net financial expense	(3,112)	(2,134)
Loss before taxes	(17,054)	(17,816)
Income taxes benefit		28
Net loss	(17,054)	(17,788)
Attributable to shareholders of Biophytis	€ (17,054)	€ (17,788)
Basic and diluted weighted average number of shares outstanding	59,974,486	16,882,661
Basic loss per share (/share)	€ (0.28)	€ (1.05)
Diluted loss per share (/share)	€ (0.28)	€ (1.05)
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Financial expenses	€ 4,833	€ 1,382
Financial income	(387)
Change in fair value of derivative instruments	(12,911)	(2,593)
Net financial expense	(8,463)	(1,210)
Loss before taxes	(8,463)	(1,210)
Income taxes benefit		52
Net loss	(8,463)	(1,158)
Attributable to shareholders of Biophytis	€ (8,463)	€ (1,158)
Basic and diluted weighted average number of shares outstanding	59,974,486	16,882,661
Basic loss per share (/share)	€ (0.15)	€ (0.07)
Diluted loss per share (/share)	€ (0.15)	€ (0.07)
As restated
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Research and development expenses, net	€ (9,921)	€ (9,089)
General and administrative expenses	(4,021)	(6,593)
Operating loss	(13,942)	(15,682)
Financial expenses	(2,298)	(1,496)
Financial income	34	18
Change in fair value of derivative instruments	(10,080)	(1,867)
Net financial expense	(11,575)	(3,344)
Loss before taxes	(25,517)	(19,026)
Income taxes benefit		80
Net loss	(25,517)	(18,946)
Attributable to shareholders of Biophytis	€ (25,517)	€ (18,946)
Basic and diluted weighted average number of shares outstanding	59,974,486	16,882,661
Basic loss per share (/share)	€ (0.43)	€ (1.12)
Diluted loss per share (/share)	€ (0.43)	€ (1.12)